SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS

a.
The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements to identify matters that require additional disclosure. For its annual consolidated financial statements as of December 31, 2016 and for the year then ended, the Company evaluated subsequent events through February 27, 2017, the date that the consolidated financial statements were issued. Except as described below, the Company has concluded that no subsequent event has occurred that require disclosure.

b.
On December 29, 2016, the KokiCare, Inc., a Delaware corporation (n/k/a AIT Therapeutics, Inc., “AITT”), entered into an Agreement and Plan of Merger (as subsequently amended, the “Merger Agreement”), together with Red Maple Ltd., a wholly owned subsidiary of KokiCare, Inc. (“Merger Sub”), and the Company.  The Merger Agreement provided for (i) the merger of Merger Sub with and into the Company pursuant to the laws of the State of Israel (the “Israeli Merger”), and (ii) the conversion of the ordinary shares and other outstanding securities of the Company into the right to receive shares and other applicable securities of AITT, with the Company surviving as a wholly owned subsidiary of AITT (the “Merger”).  The Israeli Merger became effective on December 29, 2016 and the Merger closed on January 13, 2017.

In connection with the Merger, all outstanding Series A Preferred Shares and Convertible Notes of the Company were converted into Ordinary shares of the Company.

In December 2016 and January 2017, the Company entered into a securities purchase and registration rights agreement ("SPA") pursuant to which the Company will sell purchased units in the minimum aggregate amount of $10,000 and up to maximum aggregate amount of $25,000.

Each purchased unit comprise one Ordinary share, NIS 0.01 par value per share, and one five-year warrant to purchase one Ordinary share at an exercise price of $6.9 per share but eligible to be exercised on cashless basis in the sole discretion of the holder. Each Unit is sold at a price per Unit of $6. The exercise price and the number of Warrants Shares are subject to non-standard anti-dilution protections clauses and therefore will be accounted as non-current liability in the books.

The Company will account for certain warrants held by investors which include, among others,  down round protection as a liability according to provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity`s Own Equity,” ("ASC 815"). The Company will measure the warrants at fair in each reporting period until they are exercised or expired, with changes in the fair value being recognized in the Company`s statement of comprehensive loss as financial income or expense, as appropriate.

Immediately prior to the Closing of the Merger, the Company raised gross funds amounted to approximately $10,210 ("Total Purchase Price") from new and existing investors ("Investors") (including $1,170 from certain principal shareholders, member of Board of Directors and Company's chief executive officer) under the SPA by issuance of an aggregate of 1,701,616 Ordinary Shares and Warrant Shares to acquire 1,701,616 Ordinary Shares. Direct and incremental costs related to the aforementioned SPA amounted to $787 ($90 out of which have been incurred in 2016).

Under the SPA, the Company is obligated to file, as soon as reasonably practicable, but in no event later than the 45th day following January 13, 2017 which is the Closing Date ("Filing Deadline"), with the SEC, a registration statement on Form S-1, the ("Registration Statement"), providing for the resale from time to time by the Investors of any and all Registrable Securities.  The Company agrees to use its reasonable best efforts to cause the Registration Statement to be declared effective by the SEC as soon as practicable following such filing, but in no event later than the earlier of the 90th day following the date on which the Registration Statement is initially filed with the SEC and the fifth day following the date on which the Company is notified by the SEC that the Registration Statement will not be reviewed or will not be subject to further review (such earlier date, the "Effectiveness Deadline").

In case of registration failure, the Company shall pay to each Investor holding Registrable Securities an amount in cash equal to 1.5% of the Total Purchase Price paid by such Investor for such Investor's purchased units (such amounts, collectively, "Registration Delay Payments") provided that the aggregate amount of Registration Delay Payments payable by the Company shall in no event exceed an amount equal to 19.5% of the aggregate Total Purchase Price paid by all Investors ("RDP Cap").

Subject to certain circumstances as defined in the SPA, the Registration Delay Payments shall be an amount in cash equal to 3% of the aggregate purchase price paid by each investor for such investors' units, and the Registration Delay Payments shall not be subject to the
RDP Cap.

In addition, if, on or prior to the Filing Deadline, the Company shall not have issued and sold Units or shares of Common Stock for aggregate consideration of at least $15,000 (inclusive of the Units issued and sold by Predecessor on the Closing Date together with all Units or shares of Common Stock issued and sold by the Company in all Subsequent Financings), then the number of Warrant Shares shall be multiplied by two.

c.
In January 2017, the Company entered into loan agreement with existing shareholders pursuant to which the Company received amount of $57 ("Loan"). The Loan bears an interest rate of 16% per annum. The term of the repayment of the Loan in full will be 12 months from the date it was funded. In case that full payment of the Loan at any time within 90 days of the funding, an annual minimum interest rate of 4% of the Loan shall be paid along with the Loan principal.

In addition, on January 30, 2017, the Company repaid portion of the loan to one of its shareholders in total amount of $150.